Fixed assets, net	6 Months Ended
Jun. 30, 2024
Property, Plant and Equipment [Abstract]
Fixed assets, net

7. Fixed assets, net

Fixed assets consist of the following:

	At June 30,	At December 31,
	2024	2023
	(Unaudited)
Software (ERP Implementation)	€87,800	€87,800
Computers	37,840	35,971
Furniture and fixtures	13,005	13,005
Total fixed assets	138,645	136,776
Less: accumulated depreciation	(75,931)	(53,799)
Fixed assets, net	€62,714	€82,977

For the period ended June 30, 2024 and June 30, 2023, software was €87,800 and includes software customization and development costs related to information technology security infrastructure and the new ERP system.

Equipment consists of computers, and furniture and fixtures of our office space in Milan, Italy. There were no significant purchases, disposals or impairments during the periods. Depreciation has been calculated by taking into consideration the use, purpose, and financial-technical duration of the assets, based on their estimated economic lives. No significant purchases occurred during the six months ended June 30, 2024.